17. Reserve for Share-Based Payments: Schedule of Stock Option Activity Table (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Options cancelled and reinstated as a result of the resignation and reincorporation of a director			160,000
Stock Options
Number Of Options Outstanding	1,462,407	1,620,489	820,000	820,000
Weighted Average Exercise Price Outstanding	$ 7.53	$ 7.23	$ 2.5	$ 0.5
Number Of Options Granted	350,000	1,269,386	0
Weighted Average Exercise Price Granted	$ 2.5	$ 7.5	$ 0
Number Of Options Cancelled Beginning	(360,000)	(300,000)	(160,000)
Weighted Average Exercise Price Cancelled Beginning	$ 2.5	$ 2.5	$ 2.5
Number Of Options Cancelled Ending	(148,082)	(168,897)	0
Weighted Average Exercises Price Cancelled	$ 7.5	$ 7.5	$ 0
Number Of Option Reinstatedin Dollars	0	0	160,000
Number Of Options Exercisable End Of Year	1,462,407	1,070,246	820,000
Weighted Average Exercise Price Exercisable End Of Year	$ 7.53	$ 6.08	$ 2.5